Earnings Per Share - Pro Forma Information (Details) - USD ($)		3 Months Ended					9 Months Ended	12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016	Mar. 31, 2016		Oct. 12, 2016	Dec. 31, 2016
Pro Forma C Corporation Data (unaudited):
Net loss, as reported	[1]	$ (8,087,344)			$ (22,470,609)
Pro forma benefit for income taxes	[1]	(3,106,065)			894,360
Net loss		(4,981,279)	[1],[2]	$ (56,322,878)	(23,364,969)	[1],[2]	$ (32,085,117)	$ (4,044,833)
Basic loss per share:
Net loss		$ (4,981,279)	[1],[2]	$ (56,322,878)	$ (23,364,969)	[1],[2]	$ (32,085,117)	$ (4,044,833)
Weighted average common shares outstanding (in USD per share)	[1]							43,107,452
Basic loss per share (in USD per share)	[1]							$ (0.50)
Diluted loss per share:
Weighted average common shares, including dilutive effect (in shares)								43,107,452
Diluted loss per share (in USD per share)								$ (0.50)
Scenario, Previously Reported
Pro Forma C Corporation Data (unaudited):
Net loss, as reported								$ (23,364,969)
Pro Forma
Pro Forma C Corporation Data (unaudited):
Net loss, as reported	[1]							(23,364,969)
Pro forma benefit for income taxes	[1]							(1,776,580)
Net loss	[1]							(21,588,389)
Basic loss per share:
Net loss	[1]							$ (21,588,389)

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.